Pension and Severance Benefits (Notes)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Pension and Severance Benefits
Pension and Severance Benefits
We have several defined benefit and defined contribution pension plans covering domestic and foreign employees and have severance plans covering Central American employees. Pension plans covering eligible salaried and hourly employees and Central American severance plans for all employees call for benefits to be based upon years of service and compensation rates. We use a December 31 measurement date for all of our plans.
Pension and severance expense consists of the following:

	Domestic Plans
(In thousands)	2014	2013	2012
Defined benefit and severance plans:
Service cost	$464	$465	$363
Interest on projected benefit obligation	993	892	1,086
Expected return on plan assets	(1,313)	(1,294)	(1,477)
Recognized actuarial loss	411	495	374
	555	558	346
Defined contribution plans	5,138	4,803	8,544
Total pension and severance expense	$5,693	$5,361	$8,890

	Foreign Plans
(In thousands)	2014	2013	2012
Defined benefit and severance plans:
Service cost	$6,956	$6,992	$6,783
Interest on projected benefit obligation	4,661	4,293	3,903
Expected return on plan assets	(27)	(33)	(32)
Recognized actuarial loss	650	734	570
Amortization of prior service cost	128	128	128
	12,368	12,114	11,352
Defined contribution plans	438	461	466
Total pension and severance expense	$12,806	$12,575	$11,818

Our foreign pension and severance benefit obligations relate primarily to Central American benefits which, in accordance with local government regulations, are generally not funded until benefits are paid. Domestic pension plans are funded in accordance with the requirements of the Employee Retirement Income Security Act.
Financial information with respect to our domestic and foreign defined benefit pension and severance plans is as follows:

	Domestic Plans Year Ended December 31,		Foreign Plans Year Ended December 31,
(In thousands)	2014	2013	2014	2013
Fair value of plan assets at beginning of year	$21,373	$19,468	$5,559	$5,176
Actual return on plan assets	872	3,938	23	26
Employer contributions	985	839	6,739	6,538
Benefits paid	(2,718)	(2,872)	(6,276)	(6,228)
Foreign exchange	—	—	(200)	47
Fair value of plan assets at end of year	$20,512	$21,373	$5,845	$5,559

Projected benefit obligation at beginning of year	$23,039	$27,333	$67,811	$60,685
Service and interest cost	1,457	1,357	11,617	11,290
Actuarial loss (gain)	4,279	(2,779)	4,813	1,856
Benefits paid	(2,718)	(2,872)	(6,276)	(6,228)
Foreign exchange	—	—	(747)	208
Projected benefit obligation at end of year	$26,057	$23,039	$77,218	$67,811

Plan assets less than projected benefit obligation	$(5,545)	$(1,666)	$(71,373)	$(62,252)

The short-term portion of the foreign plans' unfunded status was approximately $6 million and $6 million as of December 31, 2014 and 2013, respectively. There is no short-term portion of the domestic plans' unfunded status at both December 31, 2014 and 2013. The foreign plans' accumulated benefit obligation was $56 million and $51 million as of December 31, 2014 and 2013, respectively. The domestic plans' accumulated benefit obligation was $26 million and $23 million as of December 31, 2014 and 2013, respectively.
The following weighted-average assumptions were used to determine the projected benefit obligations for our domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2014	2013	2014	2013
Discount rate	3.70%	4.40%	5.90%	6.90%
Rate of compensation increase[1]	—%	—%	5.00%	5.00%

1.	During 2013, the last active participant in the domestic defined benefit plan retired and therefore, the rate of compensation increase is no longer applicable.
Our long-term rate of return on plan assets is based on the strategic asset allocation and future expected returns on plan assets. The following weighted-average assumptions were used to determine the net periodic benefit cost for our domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2014	2013	2014	2013
Discount rate	4.40%	3.50%	6.90%	6.80%
Rate of compensation increase	n/a	5.00%	5.00%	5.00%
Long-term rate of return on plan assets	7.00%	7.00%	0.40%	0.70%

Included in "AOCI" in the Consolidated Balance Sheets are the following amounts that have not yet been recognized in net periodic pension cost:

	December 31,
(In thousands)	2014	2013
Unrecognized actuarial losses	$26,682	$18,438
Unrecognized prior service costs	564	692

The total prior service cost and net actuarial loss included in "AOCI" and expected to be included in net periodic pension cost during the next twelve months is $1 million.
The weighted-average asset allocations of our domestic pension plans and foreign pension and severance plans by asset category are as follows:

	Domestic Plans December 31,		Foreign Plans December 31,
	2014	2013	2014	2013
Asset category:
Equity securities	19%	79%	7%	7%
Fixed income securities	77%	20%	52%	52%
Cash and equivalents	4%	1%	41%	41%

The primary investment objective for the domestic plans is preservation of capital with a reasonable amount of long-term growth and income without undue exposure to risk. This is provided by a balanced strategy using fixed income securities, equities and cash equivalents. The target allocation of the overall fund was updated in 2014 to be 25% equities and 75% fixed income securities. The cash position is maintained at a level sufficient to provide for the liquidity needs of the fund. For the funds covering the foreign plans, the asset allocations are primarily mandated by the applicable governments, with an investment objective of minimal risk exposure.
Mutual funds, domestic common stock, corporate debt securities and mortgage-backed pass-through securities held in the plans are publicly traded and are valued using the net asset value, or closing price of the investment at the measurement date. There have been no changes in the methodologies used at December 31, 2014 and 2013. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The fair values of assets of our pension plans were as follows:

		Fair Value Measurements Using
(In thousands)	Total	Level 1	Level 2	Level 3
December 31, 2014
Domestic pension plans:
Money market accounts	$816	$816	$—	$—
Mutual funds:
Domestic equity	849	849	—	—
International equity	1,423	1,423	—	—
Domestic fixed income	969	969	—	—
Domestic closed end	1,643	1,643	—	—
Large-cap common stock	—	—	—	—
Fixed income securities:
Corporate bonds	1,588	—	1,588	—
Mortgage/asset-backed securities	995	—	995	—
Government bonds	12,229	—	12,229	—
Total assets of domestic pension plans	20,512	5,700	14,812	—
Foreign pension and severance plans:
Cash and equivalents	2,395	2,395	—	—
Equity	395	395	—	—
Fixed income securities	3,055	—	3,055	—
Total assets of foreign pension and severance plans	5,845	2,790	3,055	—
Total assets of pension and severance plans	$26,357	$8,490	$17,867	$—
December 31, 2013
Domestic pension plans:
Money market accounts	$297	$297	$—	$—
Mutual funds:
Domestic equity	5,183	5,183	—	—
International equity	3,177	3,177	—	—
Domestic fixed income	1,489	1,489	—	—
Domestic closed end	3,754	3,754	—	—
Large-cap common stock	4,712	4,712	—	—
Fixed income securities:
Corporate bonds	1,427	—	1,427	—
Mortgage/asset-backed securities	1,023	—	1,023
Other	311	—	311	—
Total assets of domestic pension plans	21,373	18,612	2,761	—
Foreign pension and severance plans:
Cash and equivalents	2,282	2,282	—	—
Equity	383	383	—	—
Fixed income securities	2,894	—	2,894	—
Total assets of foreign pension and severance plans	5,559	2,665	2,894	—
Total assets of pension and severance plans	$26,932	$21,277	$5,655	$—

We expect to contribute approximately $1 million, including discretionary contributions, to our domestic defined benefit pension plans and expect to contribute approximately $9 million to our foreign pension and severance plans in 2015.
Expected benefit payments for our domestic defined benefit pension plans and foreign pension and severance plans are as follows:

(In thousands)	Domestic Plans	Foreign Plans
2015	$2,081	$9,141
2016	2,044	8,953
2017	2,000	8,679
2018	1,963	8,754
2019	1,911	8,634
2020-2024	8,685	42,876

We are also a participant in several multiemployer defined benefit plans based in the United Kingdom and the United States. Expense is recognized as we are notified of funding requirements. Expense recognized related to these multiemployer plans in 2014, 2013 and 2012 was not significant. We do not expect future contribution requirements to be material.